MainStay Balanced Fund | MainStay Balanced Fund
MainStay Balanced Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.44%	0.25%	0.44%	0.44%	0.25%	0.35%	0.35%	0.35%
Acquired (Underlying) Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.40%	1.21%	2.15%	2.15%	0.96%	1.06%	1.31%	1.56%
[1]	The management fee is as follows: 0.70% on assets up to $1 billion; 0.65% on assets from $1 billion to $2 billion; and 0.60% on assets in excess of $2 billion.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
1 Year	685	667	718	318	98	108	133	159
3 Years	969	913	973	673	306	337	415	493
5 Years	1,274	1,178	1,354	1,154	531	585	718	850
10 Years	2,137	1,935	2,292	2,483	1,178	1,294	1,579	1,856

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	218	218
3 Years	673	673
5 Years	1,154	1,154
10 Years	2,292	2,483

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 209% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Fund will invest at least 25% of its assets in fixed-income securities.

The Fund may invest up to 20% of its net assets in foreign securities, but only in countries the Manager or Subadvisor considers stable and only in securities considered to be of high quality. The Fund may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Under normal market conditions, the Manager and Subadvisor will seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Fund's assets. The Manager and Subadvisor will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.

Equity Investment Process: Cornerstone Capital Management Holdings LLC, the Fund's Subadvisor, manages the equity portion of the Fund. The Subadvisor generally invests in mid-capitalization, value oriented stocks, but may also invest in large capitalization, value oriented stocks. The Subadvisor considers mid-capitalization stocks to be those with a market capitalization that, at the time of investment, are similar to the companies in the Russell Midcap® Index (which ranged from $296.4 million to $25.1 billion as of December 31, 2012), the S&P MidCap 400® Index (which ranged from $403.7 million to $16.2 billion as of December 31, 2012), or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization. Mid-capitalization stocks are common stocks of mid-size U.S. companies that tend to be well known, and to have a large amount of stock outstanding compared to small-capitalization stocks.

"Value" stocks are stocks that the Subadvisor determines (1) have strong or improving fundamental characteristics and (2) have been overlooked by the marketplace so that they are undervalued or "underpriced" relative to the rest of the Fund's universe.

The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Fixed-Income Investment Process: New York Life Investment Management LLC, the Fund's Manager, manages the fixed-income portion of the Fund. The Manager invests in U.S. government securities, mortgage-backed securities, asset-backed securities and investment grade bonds issued by U.S. corporations. It selects fixed-income securities based on their credit quality, duration and price. The fixed-income portion of the portfolio normally has an intermediate term duration that ranges from three to five years.

The Fund's investments may include variable rate notes, floaters and mortgage-related securities (including mortgage-backed) securities, which are debt securities whose values are based on underlying pools of mortgages, and asset-backed securities, which are debt securities whose values are based on underlying pools of credit receivables.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Manager and Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices, as well as a composite index. The Fund has selected the Russell Midcap® Value Index as its primary benchmark. The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Balanced Composite Index as a secondary benchmark. The Balanced Composite Index consists of the Russell Midcap® Value Index and the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index weighted 60%/40%, respectively. The Fund has selected the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index as an additional benchmark. The Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index is a market capitalization-weighted index including U.S. government and fixed coupon domestic investment grade corporate bonds.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B, R1 and R2 shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the historical performance of Class I shares through April 27, 2006. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
2Q/09	13.23%
Worst Quarter
4Q/08	-13.31%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	5.78%	2.26%	6.21%
Class B	Class B Return Before Taxes	5.85%	2.10%	5.93%
Class C	Class C Return Before Taxes	9.86%	2.47%	5.94%
Class I	Class I Return Before Taxes	12.23%	3.72%	7.17%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	11.89%	3.35%	6.40%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	8.14%	3.04%	5.99%
Class R1	Class R1 Return Before Taxes	12.06%	3.60%	7.05%
Class R2	Class R2 Return Before Taxes	11.82%	3.35%	6.79%
Class R3	Class R3 Return Before Taxes	11.56%	3.10%	6.52%
Investor Class	Investor Class Return Before Taxes	5.57%	2.10%	6.12%
Russell Midcap® Value Index	Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)	18.51%	3.79%	10.63%
Balanced Composite Index	Balanced Composite Index (reflects no deductions for fees, expenses, or taxes)	12.74%	5.04%	8.62%
Bank Of America Merrill Lynch 1-10 Year U.S. Corporate Government Index	Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index (reflects no deductions for fees, expenses, or taxes)	4.24%	5.19%	4.61%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.